FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC 820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

•	Level 1–Quoted market prices in active markets for identical assets and liabilities;
•	Level 2–Inputs, other than level 1 inputs, either directly or indirectly observable; and
•	Level 3–Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value. As of September 30, 2022 we had one instrument that we valued for the derivative liability associated with the bifurcated conversion option of a loan due to Auctus Funds, LLC (“Auctus”) in the amount of $298,884. There was no movement of instruments between fair value hierarchy tiers during the nine months ended September 30, 2022.

The following tables present the fair value of those liabilities measured on a recurring basis as of September 30, 2022 and December 31, 2021:

	Fair Value at September 30, 2022 (in thousands)
	Level 1	Level 2	Level 3	Total
Derivative liability/bifurcated conversion option in connection with Auctus $328,941 loan on December 17, 2019	$-	$-	$(19)	$(19)

Total short-term liabilities at fair value	$-	$-	$(19)	$(19)

	Fair Value at December 31, 2021 (in thousands)
	Level 1	Level 2	Level 3	Total
Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	-	-	(32)	(32)

Total long-term liabilities at fair value	$-	$-	$(32)	$(32)

The following is a summary of changes to Level 3 instruments during the nine months ended September 30, 2022:

	(in thousands)
	Senior Secured	Derivative	Total
Balance, December 31, 2021	$-	$(32)	$(32)
Change in fair value during the period	-	13	13

Balance, September 30, 2022	$-	$(19)	$(19)

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance for fair value measurements, ASC 820, Fair Value Measurements and Disclosures, establishes the authoritative definition of fair value, sets out a framework for measuring fair value, and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follow:

•	Level 1–Quoted market prices in active markets for identical assets and liabilities;
•	Level 2–Inputs, other than level 1 inputs, either directly or indirectly observable; and
•	Level 3–Unobservable inputs developed using internal estimates and assumptions (there is little or no market date) which reflect those that market participants would use.

The Company records its derivative activities at fair value. As of December 31, 2021 we had one instrument that we valued for the derivative liability associated with the bifurcated conversion option of the Auctus loan for $400,000 ($700,000 of the $1,100,000 was paid in during the year ended December 31, 2021). There was no movement of instruments between fair value hierarchy tiers during the years ended December 31, 2021 or 2020.

The following tables present the fair value of those liabilities measured on a recurring basis as of December 31, 2021 and 2020:

	Fair Value at December 31, 2021 (in thousands)
	Level 1	Level 2	Level 3	Total

Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019	$-	$-	$(32)	$(32)

Total long-term liabilities at fair value	$-	$-	$(32)	$(32)

	Fair Value at December 31, 2020 (in thousands)
	Level 1		Level 2		Level 3	Total
Warrants issued in connection with Senior Secured Debt	$		$		$(2,203)	$(2,203)
Derivative liability/bifurcated conversion option in connection with Auctus $400,000 loan on December 17, 2019		-		-	(25)	(25)

Total long-term liabilities at fair value		$-		$-	$(2,228)	$(2,228)

The following is a summary of changes to Level 3 instruments during the year ended December 31, 2021:

	(in thousands)
	Senior Secured Debt	Derivative	Total

Balance, December 31, 2020	$(2,203)	$(25)	$(2,228)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity	1,755	-	1,755
Change in value due to warrants expiring during the year	448	-	448
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus	-	84	84
Change in fair value during the year	-	(91)	(91)

Balance, December 31, 2021	$-	$(32)	$(32)